RELATED PARTIES BALANCES AND TRANSACTIONS (Schedule of Balances and Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balances with related parties
Convertible notes		$ 4,746
Amounts charged to:
General and administrative expenses	370	210	$ 168
Interest expense on convertible notes	$ 251	$ 351	$ 313